RENTAL INCOME	12 Months Ended
Jul. 31, 2018
RENTAL INCOME [Abstract]
RENTAL INCOME

6. RENTAL INCOME:

Rental income for each of the fiscal years 2018, 2017 and 2016 is as follows:

	July 31,
	2018	2017	2016
Minimum rentals
Company owned property	$11,652,482	$11,144,902	$10,478,878
Leased property	6,502,219	6,414,724	6,008,185
	18,154,701	17,559,626	16,487,063
Contingent rentals
Company owned property	746,442	622,375	596,164
Leased property	399,739	335,601	332,960
	1,146,181	957,976	929,124
Total	$19,300,882	$18,517,602	$17,416,187

Future minimum non-cancelable rental income for leases with initial or remaining terms of one year or more is as follows:

	Company
	Owned	Leased
Fiscal Year	Property	Property	Total
2019	$10,702,102	$5,601,866	$16,303,968
2020	9,775,733	4,072,267	13,848,000
2021	9,331,495	3,216,011	12,547,506
2022	7,352,730	2,878,732	10,231,462
2023	8,261,901	2,463,368	10,725,269
After 2023	56,946,159	13,204,503	70,150,662
Total	$102,370,120	$31,436,747	$133,806,867

Rental income is recognized on a straight-line basis over the lives of the leases.